Others - Financial instruments, schedule of contractual undiscounted cash flows of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Less than 1 year | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	$ 0	$ 0
Less than 1 year | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	13,457	12,903
Less than 1 year | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	489	456
Between 1-5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	27	419
Between 1-5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Between 1-5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	168	240
Over 5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	$ 0	$ 0